Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
MRP SynthEquity ETF
Shareholder Report [Line Items]
Fund Name	MRP SynthEquity ETF
Class Name	MRP Synthequity ETF
Trading Symbol	SNTH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the MRP SynthEquity ETF (the "Fund") for the period March 10, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.SynthEquityETF.com. You can also request this information by contacting us at 844-874-7383 or by writing to the MRP SynthEquity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	844-874-7383
Additional Information Website	www.SynthEquityETF.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MRP Synthequity ETF	$32	0.98%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.98%
Net Assets	$ 33,084,000
Holdings Count | Holdings	14
Advisory Fees Paid, Amount	$ 49,072
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Fund Size (Thousands)	$33,084
Number of Holdings	14
Total Advisory Fee	$49,072
Portfolio Turnover	75%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets) Other Financial Instruments Security Type (% of net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2025)

Top Ten Holdings	(% of net assets)
U.S. Treasury Note/Bond, 4.00%, 12/15/2025	21.3
U.S. Treasury Note/Bond, 4.13%, 6/15/2026	21.3
U.S. Treasury Note/Bond, 3.50%, 9/15/2025	21.1
U.S. Treasury Note/Bond, 4.63%, 3/15/2026	21.1
S&P 500 Index Option, Expiration: 06/18/26, Exercise Price: $6,350.00	13.3
S&P 500 Index Option, Expiration: 03/20/26, Exercise Price: $6,800.00	2.1
S&P 500 Index Option, Expiration: 03/20/26, Exercise Price: $6,950.00	-1.4
S&P 500 Index Option, Expiration: 03/20/26, Exercise Price: $7,000.00	0.6
S&P 500 Index Option, Expiration: 03/20/26, Exercise Price: $7,150.00	-0.4
S&P 500 Index Option, Expiration: 05/15/26, Exercise Price: $7,200.00	0.2